NUVEEN MULTI-MANAGER LARGE-CAP VALUE FUND

SUPPLEMENT DATED FEBRUARY 22, 2011

TO THE PROSPECTUS DATED OCTOBER 29, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18 AND JANUARY 31, 2011

Keith B. Hembre and Walter A. French, who were recently named portfolio managers for the assets of the fund managed by Nuveen HydePark Group, LLC (“HydePark”), one of the fund’s sub-advisers, and James A. Colon, who has been named a portfolio manager effective immediately, have now assumed full responsibility for HydePark’s portfolio management. Rob A. Guttschow and John Gambla are no longer portfolio managers of the fund.

Mr. Colon is a portfolio manager and senior quantitative analyst for HydePark and Nuveen Asset Management, LLC. His responsibilities include portfolio management, risk management and research, with a specific focus on asset allocation strategies. Prior to joining HydePark, Mr. Colon was a Vice President and Portfolio Manager at HydePark affiliate Nuveen Investment Solutions (“NIS”), where he managed the quantitative analysis underlying NIS’s asset allocation, alternative investment research, and risk management methods. Mr. Colon is a member of the CFA Institute, the CFA Society of Chicago, and the International Association of Financial Engineers.

There have been no changes in the fund’s investment objectives or policies.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MLCVP2-0211P

NUVEEN ENHANCED CORE EQUITY FUND

NUVEEN ENHANCED MID-CAP FUND

SUPPLEMENT DATED FEBRUARY 22, 2011

TO THE PROSPECTUS DATED OCTOBER 29, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18 AND JANUARY 31, 2011

Keith B. Hembre and Walter A. French, who were recently named portfolio managers of the funds, and James A. Colon, who has been named a portfolio manager effective immediately, have now assumed full responsibility for the funds’ portfolio management. Rob A. Guttschow and John Gambla are no longer portfolio managers of the funds.

Mr. Colon is a portfolio manager and senior quantitative analyst for Nuveen HydePark Group, LLC (“HydePark”) and Nuveen Asset Management, LLC. His responsibilities include portfolio management, risk management and research, with a specific focus on asset allocation strategies. Prior to joining HydePark, Mr. Colon was a Vice President and Portfolio Manager at HydePark affiliate Nuveen Investment Solutions (“NIS”), where he managed the quantitative analysis underlying NIS’s asset allocation, alternative investment research, and risk management methods. Mr. Colon is a member of the CFA Institute, the CFA Society of Chicago, and the International Association of Financial Engineers.

There have been no changes in the funds’ investment objectives or policies.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MPR-ENHCM2-0211P

NUVEEN U.S. EQUITY COMPLETENESS FUND

SUPPLEMENT DATED FEBRUARY 22, 2011

TO THE PROSPECTUS DATED OCTOBER 29, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18 AND JANUARY 31, 2011

Keith B. Hembre and Walter A. French, who were recently named portfolio managers of the fund, and James A. Colon, who has been named a portfolio manager effective immediately, have now assumed full responsibility for the fund’s portfolio management. Rob A. Guttschow and John Gambla are no longer portfolio managers of the fund.

Mr. Colon is a portfolio manager and senior quantitative analyst for Nuveen HydePark Group, LLC (“HydePark”) and Nuveen Asset Management, LLC. His responsibilities include portfolio management, risk management and research, with a specific focus on asset allocation strategies. Prior to joining HydePark, Mr. Colon was a Vice President and Portfolio Manager at HydePark affiliate Nuveen Investment Solutions (“NIS”), where he managed the quantitative analysis underlying NIS’s asset allocation, alternative investment research, and risk management methods. Mr. Colon is a member of the CFA Institute, the CFA Society of Chicago, and the International Association of Financial Engineers.

There have been no changes in the fund’s investment objectives or policies.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-COMP2-0211P